Employee Benefit Plans - Projected Benefit Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Qualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 2,073	$ 1,871
Accumulated benefit obligation	1,919	1,737
Fair values of pension plan assets	1,635	1,373
Nonqualified Plan [Member] | Unfunded Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	601	586
Accumulated benefit obligation	$ 542	$ 504